INVESTMENT AND MORTGAGE-BACKED SECURITIES - Amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of investment securities (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Available for sale:
Amortized cost	$ 165,018	$ 195,284
Gross unrealized holding gains	741	772
Gross unrealized holding losses	11,817	93
Estimated fair value	153,942	195,963
U.S. Government agency securities
Available for sale:
Amortized cost	160,063	192,247
Gross unrealized holding gains		550
Gross unrealized holding losses	11,714	92
Estimated fair value	148,349	192,705
Municipal obligations
Available for sale:
Amortized cost	3,035	3,037
Gross unrealized holding gains	83	222
Gross unrealized holding losses	103	1
Estimated fair value	3,015	3,258
Corporate Securities
Available for sale:
Amortized cost	1,920
Gross unrealized holding gains	658
Gross unrealized holding losses
Estimated fair value	$ 2,578